Schedule of Reportable Segment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Net revenue	$ 8,691,656	$ 7,916,653	$ 18,089,918	$ 15,742,000	$ 28,495,447	$ 30,609,351
Cost of sales	6,595,481	5,226,760	13,507,145	9,928,058	19,555,279	20,591,417
Gross profit	2,096,175	2,689,893	4,582,773	5,813,942	8,940,168	10,017,934
Operating expenses
Advertising and promotion	62,061	111,943	201,224	245,841	440,866	694,821
Depreciation and amortization	569,278	409,067	1,104,515	835,548	1,900,819	1,944,104
Wages and salaries	1,943,497	1,226,217	3,824,256	2,212,994	5,878,649	5,856,086
Office and general expenses	840,023	432,500	1,694,871	794,618	2,983,487	2,834,298
Research and development expenses	10,570	11,144	19,198	12,971	18,983	202,424
Legal and professional fees	338,269	326,164	826,207	557,545	1,373,915	1,789,018
Insurance expenses	(121,780)	(104,100)	(221,352)	(221,682)	(435,138)	(462,577)
Excise and other taxes	59,142	73,414	107,580	100,036	55,450	24,532
Other (gains) losses		(25,093)		(17,281)	1,397	1,211,330
Travel and business development	93,346	128,750	146,603	183,977	459,807	541,064
Total operating expenses	4,469,334	3,006,223	8,863,477	5,552,694	16,926,013	46,288,637
Loss from operations	(2,373,159)	(316,330)	(4,280,704)	261,248	(7,985,845)	(36,270,703)
Other expense
Interest expense	579,387	2,658,175	1,171,889	4,125,387	5,155,288	4,575,578
Loss (gain) on extinguishment of debt		2,883,245		2,883,245	2,935,029	(1,978)
Change in fair value of contingent consideration					(855,000)
Change in fair value derivative liability	(566,681)	(1,147,371)	(4,105,121)	(259,391)	6,113,485	(399,066)
Other expense (income)	(60,557)		(9,053)		(20,376)	(516,974)
Total other expense	(47,851)	4,394,049	(2,942,285)	6,749,241	13,328,426	3,657,560
Loss before provision for income taxes	(2,325,308)	(4,710,379)	(1,338,419)	(6,487,993)	(21,314,271)	(39,928,263)
Provision for income taxes	607,891	829,093	1,329,004	1,761,309	3,307,243	(4,959,178)
Net loss and comprehensive loss	(2,933,199)	(5,539,472)	(2,667,423)	(8,249,302)	(24,621,514)	(34,969,085)
Foreign currency translation	343	(205,292)	343	(151,794)	7,314	(174,961)
Net loss and comprehensive loss attributable to shareholders of Leef Brands, Inc.	$ (2,933,542)	$ (5,334,180)	(2,667,766)	(8,097,508)	(24,628,828)	(34,651,435)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenue			18,089,918	15,742,000	28,495,447	30,609,351
Cost of sales			13,507,145	9,928,058	19,555,279	20,591,417
Gross profit			4,582,773	5,813,942	8,940,168	10,017,934
Operating expenses
Advertising and promotion			201,224	245,841	440,866	694,821
Depreciation and amortization			1,104,515	835,548	1,900,819	1,944,104
Wages and salaries			3,824,256	2,212,994	5,878,649	5,856,086
Office and general expenses			1,694,871	794,618	2,983,487	2,834,298
License and compliance			375,936	72,327
Research and development expenses			19,198	12,971	18,983	202,424
Legal and professional fees			826,207	557,545	1,373,915	1,789,018
Insurance expenses			221,352	221,682	435,138	462,577
Excise and other taxes			107,580	100,036	55,450	24,532
Lease expenses			341,735	332,436	716,118	701,925
Loss on impairment of goodwill, intangible and long-lived assets					2,661,384	30,026,458
Other (gains) losses				(17,281)	1,397	1,211,330
Travel and business development			146,603	183,977	459,807	541,064
Total operating expenses			8,863,477	5,552,694	16,926,013	46,288,637
Loss from operations			(4,280,704)	261,248	(7,985,845)	(36,270,703)
Other expense
Interest expense			1,171,889	4,125,387	5,155,288	4,575,578
Loss (gain) on extinguishment of debt				2,883,245	2,935,029	(1,978)
Change in fair value of contingent consideration					(855,000)
Change in fair value derivative liability			(4,105,121)	(259,391)	6,113,485	(399,066)
Other expense (income)			(9,053)		(20,376)	(516,974)
Total other expense			(2,942,285)	6,749,241	13,328,426	3,657,560
Loss before provision for income taxes			(1,338,419)	(6,487,993)	(21,314,271)	(39,928,263)
Provision for income taxes			1,329,004	1,761,309	3,307,243	(4,959,178)
Net loss and comprehensive loss			(2,667,423)	(8,249,302)	(24,621,514)	(34,969,085)
Foreign currency translation			343	(151,794)	7,314	(174,961)
Net income and comprehensive income attributable to non-controlling interest						(142,689)
Net loss and comprehensive loss attributable to shareholders of Leef Brands, Inc.			(2,667,766)	(8,097,508)	(24,628,828)	(34,651,435)
Operating Segments [Member] | Wholesale Concentrates [Member]
Segment Reporting Information [Line Items]
Net revenue			15,457,353	13,606,075	24,586,764	26,269,738
Cost of sales			11,723,316	8,857,581	17,544,172	18,235,881
Gross profit			3,734,037	4,748,494	7,042,592	8,033,857
Operating expenses
Advertising and promotion			48,420	111,722	176,777	452,657
Depreciation and amortization			541,700	741,520	1,731,522	1,784,858
Wages and salaries			999,642	679,031	2,041,058	2,384,726
Office and general expenses			1,425,304	544,895	1,706,632	1,455,601
License and compliance			240,750	48,894
Research and development expenses			19,198	12,971	18,739	78,527
Legal and professional fees			255,763	91,830	307,950	204,080
Insurance expenses			10,379	(1,375)	2,197	9,201
Excise and other taxes			39,380	16,699	55,450	75,508
Lease expenses			136,480	14,675	60,124	587,503
Loss on impairment of goodwill, intangible and long-lived assets
Other (gains) losses						1,199,737
Travel and business development			95,377	31,021	80,175	313,248
Total operating expenses			3,812,393	2,291,883	6,180,624	8,545,646
Loss from operations			(78,356)	2,456,611	861,968	(511,789)
Other expense
Interest expense			63,045	117,221	1,257,809	228,447
Loss (gain) on extinguishment of debt
Change in fair value of contingent consideration
Change in fair value derivative liability					12,727
Other expense (income)					(8,902)
Total other expense			63,045	117,221	1,261,634	228,447
Loss before provision for income taxes			(141,401)	2,339,390	(399,666)	(740,236)
Provision for income taxes				323	323
Net loss and comprehensive loss			(141,401)	2,339,067	(399,989)	(740,236)
Foreign currency translation
Net income and comprehensive income attributable to non-controlling interest
Net loss and comprehensive loss attributable to shareholders of Leef Brands, Inc.			(141,401)	2,339,067	(399,989)	(740,236)
Operating Segments [Member] | Retails [Member]
Segment Reporting Information [Line Items]
Net revenue			2,632,565	2,135,925	3,908,683	4,339,613
Cost of sales			1,783,829	1,070,477	2,011,107	2,355,536
Gross profit			848,736	1,065,448	1,897,576	1,984,077
Operating expenses
Advertising and promotion			51,386	115,020	236,856	223,495
Depreciation and amortization			4,751	55,791	117,032	111,849
Wages and salaries			475,300	459,139	847,036	772,196
Office and general expenses			182,565	217,239	541,955	450,226
License and compliance			47,687	23,147
Research and development expenses
Legal and professional fees			25,514	34,021	54,066	39,152
Insurance expenses			(1,597)	33,529	45,989	24,698
Excise and other taxes			16,882	33,037		(50,976)
Lease expenses			121,954	12,500	(17,000)	30,875
Loss on impairment of goodwill, intangible and long-lived assets					2,414,485
Other (gains) losses				(25,093)	(6,415)	11,593
Travel and business development			1,827	11,857	18,401	20,363
Total operating expenses			926,269	970,187	4,252,405	1,633,471
Loss from operations			(77,533)	95,261	(2,354,829)	350,606
Other expense
Interest expense			1,044	99,920	201,376	192,943
Loss (gain) on extinguishment of debt
Change in fair value of contingent consideration
Change in fair value derivative liability
Other expense (income)
Total other expense			1,044	99,920	201,376	192,943
Loss before provision for income taxes			(78,577)	(4,659)	(2,556,205)	157,663
Provision for income taxes
Net loss and comprehensive loss			(78,577)	(4,659)	(2,556,205)	157,663
Foreign currency translation
Net income and comprehensive income attributable to non-controlling interest
Net loss and comprehensive loss attributable to shareholders of Leef Brands, Inc.			(78,577)	(4,659)	(2,556,205)	157,663
Operating Segments [Member] | Corporate Segment and Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Net revenue
Cost of sales
Gross profit
Operating expenses
Advertising and promotion			101,418	19,099	27,233	18,669
Depreciation and amortization			558,064	38,237	52,265	47,397
Wages and salaries			2,349,314	1,074,824	2,990,555	2,699,164
Office and general expenses			87,002	32,484	734,900	928,471
License and compliance			87,499	286
Research and development expenses					244	123,897
Legal and professional fees			544,930	431,694	1,011,899	1,545,786
Insurance expenses			212,570	189,528	386,952	428,678
Excise and other taxes			51,318	50,300
Lease expenses			83,301	305,261	672,994	83,547
Loss on impairment of goodwill, intangible and long-lived assets					246,899	30,026,458
Other (gains) losses				7,812	7,812
Travel and business development			49,399	141,099	361,231	207,453
Total operating expenses			4,124,815	2,290,624	6,492,984	36,109,520
Loss from operations			(4,124,815)	(2,290,624)	(6,492,984)	(36,109,520)
Other expense
Interest expense			1,107,800	3,908,246	3,696,103	4,154,188
Loss (gain) on extinguishment of debt				2,883,245	2,935,029	(1,978)
Change in fair value of contingent consideration					(855,000)
Change in fair value derivative liability			(4,105,121)	(259,391)	6,100,758	(399,066)
Other expense (income)			(9,053)		(11,474)	(516,974)
Total other expense			(3,006,374)	6,532,100	11,865,416	3,236,170
Loss before provision for income taxes			(1,118,441)	(8,822,724)	(18,358,400)	(39,345,690)
Provision for income taxes			1,329,004	1,760,986	3,306,920	(4,959,178)
Net loss and comprehensive loss			(2,447,445)	(10,583,710)	(21,665,320)	(34,386,512)
Foreign currency translation			343	(151,794)	7,314	(174,961)
Net income and comprehensive income attributable to non-controlling interest						(142,689)
Net loss and comprehensive loss attributable to shareholders of Leef Brands, Inc.			$ (2,447,788)	$ (10,431,916)	$ (21,672,634)	$ (34,068,862)